Commitments and Contingencies Guarantees - Textual (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Outstanding Principal Balance On Loans Serviced	$ 59,492,239	$ 49,422,104
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Loss Contingencies [Line Items]
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement	58,775,880
Obligation to Repurchase Receivables Sold [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	20,225	27,000
Recourse Related To Servicing Receivables [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 23,668	$ 26,026